Accounts receivable, net	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Accounts receivable, net

9.    Accounts receivable, net

	December 31,
	2020	2021
	US$	US$

Accounts receivable, gross	150,386	126,798
Less: allowance for expected credit loss of receivables	(7,387)	(12,426)

Accounts receivable, net	142,999	114,372

The following table summarizes the details of the Group’s allowance for doubtful accounts:

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Balance at the beginning of the year	(1,081)	(9)	(7,387)
Adoption of ASC326	—	(652)	—
Additions charged to general and administrative expenses, net	(13)	(6,726)	(5,039)
Write-off during the year	1,085	—	—

Balance at the end of the year	(9)	(7,387)	(12,426)